Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash	$ 664,231		$ 664,231		$ 1,697,777	$ 0
Interest earned in Trust account	2,074,999	$ 2,442,279	4,064,267	$ 3,648,794	8,449,291	$ 0
Interest in marketable securities	3,248,056		3,248,056		7,358,108
Accrued Interest on marketable securities			816,211		1,091,183
Tax provision			0		0
Federal depository insurance coverage	$ 250,000		250,000		250,000
Accrued Interest On Invested Marketable Securities					$ 1,098,183
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive shares (in Shares)						600,000
Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Interest earned in Trust account			$ 4,064,267